T. Rowe Price Target Retirement 2005 Fund—Advisor Class

T. Rowe Price Target Retirement 2010 Fund—Advisor Class

T. Rowe Price Target Retirement 2015 Fund—Advisor Class

T. Rowe Price Target Retirement 2020 Fund—Advisor Class

T. Rowe Price Target Retirement 2025 Fund—Advisor Class

T. Rowe Price Target Retirement 2030 Fund—Advisor Class

T. Rowe Price Target Retirement 2035 Fund—Advisor Class

T. Rowe Price Target Retirement 2040 Fund—Advisor Class

T. Rowe Price Target Retirement 2045 Fund—Advisor Class

T. Rowe Price Target Retirement 2050 Fund—Advisor Class

T. Rowe Price Target Retirement 2055 Fund—Advisor Class

T. Rowe Price Target Retirement 2060 Fund—Advisor Class

Supplement to Prospectus Dated November 16, 2015

The following information supplements the prospectus for the Advisor Classes of the T. Rowe Price Target Retirement Funds (Funds) and supersedes the supplements dated October 1, 2015 and November 12, 2015.

On February 24, 2016, the term “Retirement” will be removed from the Funds’ names. Effective February 24, 2016, all references in the prospectus to the Target Retirement 2005 Fund—Advisor Class, Target Retirement 2010 Fund—Advisor Class, Target Retirement 2015 Fund—Advisor Class, Target Retirement 2020 Fund—Advisor Class, Target Retirement 2025 Fund—Advisor Class, Target Retirement 2030 Fund—Advisor Class, Target Retirement 2035 Fund—Advisor Class, Target Retirement 2040 Fund—Advisor Class, Target Retirement 2045 Fund—Advisor Class, Target Retirement 2050 Fund—Advisor Class, Target Retirement 2055 Fund—Advisor Class, and Target Retirement 2060 Fund—Advisor Class will be replaced by reference to the Target 2005 Fund—Advisor Class, Target 2010 Fund—Advisor Class, Target 2015 Fund—Advisor Class, Target 2020 Fund—Advisor Class, Target 2025 Fund—Advisor Class, Target 2030 Fund—Advisor Class, Target 2035 Fund—Advisor Class, Target 2040 Fund—Advisor Class, Target 2045 Fund—Advisor Class, Target 2050 Fund—Advisor Class, Target 2055 Fund—Advisor Class, and Target 2060 Fund—Advisor Class, respectively.

The Board of Directors (Board) and shareholders of the Funds have approved amending the Funds’ Investment Management Agreements to change their overall expense structures. The Funds currently operate pursuant to a Special Servicing Agreement and an exemptive order issued by the SEC that permits the Funds to pass on their direct operating expenses to the underlying T. Rowe Price funds in which they invest, and such underlying funds then bear their allocable share of the Funds’ operating expenses.

Effective February 1, 2016, the Funds’ Investment Management Agreements will be amended to remove the requirement to pay expenses in accordance with the Special Servicing Agreement and SEC exemptive order, which will result in the Funds no longer passing through their operating expenses to their underlying funds and instead bearing their own operating expenses. Since the change to the expense structure will cause the Funds to bear their own operating expenses, T. Rowe Price, with the Board’s approval, agreed to implement a contractual expense limitation for each Fund to ensure that its total expense ratio (at least through September 30, 2018) remains equal to or less than the Fund’s expense ratio at the time the proposal to change the expense structure was submitted to shareholders for approval.

On or about February 3, 2016, the Funds will begin investing in the I Classes of their underlying funds in place of the Investor Classes of their underlying funds. There are no changes to the Funds’ glide paths or neutral allocations to the broad asset classes, sectors, or funds used to represent those sectors. However, the I Classes of the underlying funds have lower overall expenses than the Investor Classes and should result in the Funds incurring lower overall acquired fund fees and expenses.

Effective February 1, 2016, on page 1 for the Target Retirement 2005 Fund—Advisor Class, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund’s Advisor Class

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[a]

Distribution and service (12b-1) fees	0.25%

Other expenses	1.56%[b]

Acquired fund fees and expenses	0.45% [b]

Total annual fund operating expenses	2.26% [b]

Fee waiver/expense reimbursement	(1.43)%[c]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.83% [c]

a While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

b  Restated to reflect current fees.

c  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.83%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class’ expense ratio is below 0.83%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.83% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$85	$318	$841	$2,278

Effective February 1, 2016, on page 8 for the Target Retirement 2010 Fund—Advisor Class, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund’s Advisor Class

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[a]

Distribution and service (12b-1) fees	0.25%

Other expenses	0.62%[b]

Acquired fund fees and expenses	0.44% [b]

Total annual fund operating expenses	1.31% [b]

Fee waiver/expense reimbursement	(0.48)%[c]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.83% [c]

a While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

b  Restated to reflect current fees.

c  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.83%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class’ expense ratio is below 0.83%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.83% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$85	$283	$590	$1,461

Effective February 1, 2016, on page 15 for the Target Retirement 2015 Fund—Advisor Class, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund’s Advisor Class

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[a]

Distribution and service (12b-1) fees	0.25%

Other expenses	0.44%[b]

Acquired fund fees and expenses	0.46% [b]

Total annual fund operating expenses	1.14% [b]

Fee waiver/expense reimbursement	(0.28)%[c]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.86% [c]

a While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

b  Restated to reflect current fees.

c  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.86%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class’ expense ratio is below 0.86%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.86% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$88	$285	$552	$1,316

Effective February 1, 2016, on page 22 for the Target Retirement 2020 Fund—Advisor Class, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund’s Advisor Class

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[a]

Distribution and service (12b-1) fees	0.25%

Other expenses	0.32%[b]

Acquired fund fees and expenses	0.48% [b]

Total annual fund operating expenses	1.05% [b]

Fee waiver/expense reimbursement	(0.16)%[c]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.89% [c]

a While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

b  Restated to reflect current fees.

c  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.89%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class’ expense ratio is below 0.89%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.89% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$91	$290	$536	$1,242

Effective February 1, 2016, on page 29 for the Target Retirement 2025 Fund—Advisor Class, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund’s Advisor Class

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[a]

Distribution and service (12b-1) fees	0.25%

Other expenses	0.38%[b]

Acquired fund fees and expenses	0.51% [b]

Total annual fund operating expenses	1.14% [b]

Fee waiver/expense reimbursement	(0.22)%[c]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.92% [c]

a While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

b  Restated to reflect current fees.

c  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.92%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class’ expense ratio is below 0.92%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.92% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$94	$302	$568	$1,331

Effective February 1, 2016, on page 36 for the Target Retirement 2030 Fund—Advisor Class, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund’s Advisor Class

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[a]

Distribution and service (12b-1) fees	0.25%

Other expenses	0.36%[b]

Acquired fund fees and expenses	0.54% [b]

Total annual fund operating expenses	1.15% [b]

Fee waiver/expense reimbursement	(0.20)%[c]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.95% [c]

a While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

b  Restated to reflect current fees.

c  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.95%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class’ expense ratio is below 0.95%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.95% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$97	$310	$579	$1,348

Effective February 1, 2016, on page 43 for the Target Retirement 2035 Fund—Advisor Class, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund’s Advisor Class

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[a]

Distribution and service (12b-1) fees	0.25%

Other expenses	0.49%[b]

Acquired fund fees and expenses	0.57% [b]

Total annual fund operating expenses	1.31% [b]

Fee waiver/expense reimbursement	(0.34)%[c]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.97% [c]

a While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

b  Restated to reflect current fees.

c  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.97%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class’ expense ratio is below 0.97%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.97% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$99	$322	$627	$1,496

Effective February 1, 2016, on page 50 for the Target Retirement 2040 Fund—Advisor Class, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund’s Advisor Class

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[a]

Distribution and service (12b-1) fees	0.25%

Other expenses	0.63%[b]

Acquired fund fees and expenses	0.59% [b]

Total annual fund operating expenses	1.47% [b]

Fee waiver/expense reimbursement	(0.48)%[c]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.99% [c]

a While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

b  Restated to reflect current fees.

c  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.99%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class’ expense ratio is below 0.99%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.99% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$101	$333	$675	$1,642

Effective February 1, 2016, on page 57 for the Target Retirement 2045 Fund—Advisor Class, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund’s Advisor Class

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[a]

Distribution and service (12b-1) fees	0.25%

Other expenses	0.91%[b]

Acquired fund fees and expenses	0.59% [b]

Total annual fund operating expenses	1.75% [b]

Fee waiver/expense reimbursement	(0.76)%[c]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.99% [c]

a While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

b  Restated to reflect current fees.

c  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.99%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class’ expense ratio is below 0.99%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 0.99% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$101	$344	$749	$1,885

Effective February 1, 2016, on page 64 for the Target Retirement 2050 Fund—Advisor Class, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund’s Advisor Class

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[a]

Distribution and service (12b-1) fees	0.25%

Other expenses	1.71%[b]

Acquired fund fees and expenses	0.60% [b]

Total annual fund operating expenses	2.56% [b]

Fee waiver/expense reimbursement	(1.56)%[c]

Total annual fund operating expenses after fee waiver/expense reimbursement	1.00% [c]

a While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

b  Restated to reflect current fees.

c  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.00%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class’ expense ratio is below 1.00%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 1.00% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$102	$376	$964	$2,561

Effective February 1, 2016, on page 71 for the Target Retirement 2055 Fund—Advisor Class, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund’s Advisor Class

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[a]

Distribution and service (12b-1) fees	0.25%

Other expenses	2.71%[b]

Acquired fund fees and expenses	0.60% [b]

Total annual fund operating expenses	3.56% [b]

Fee waiver/expense reimbursement	(2.56)%[c]

Total annual fund operating expenses after fee waiver/expense reimbursement	1.00% [c]

a While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

b  Restated to reflect current fees.

c  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.00%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class’ expense ratio is below 1.00%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 1.00% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$102	$414	$1,219	$3,337

Effective February 1, 2016, on page 78 for the Target Retirement 2060 Fund—Advisor Class, the fee table and expense example are hereby revised as follows to reflect the new expense structure, contractual expense limitation, and transition from underlying investments in Investor Class shares to the I Class shares of the same funds.

Fees and Expenses of the Fund’s Advisor Class

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%[a]

Distribution and service (12b-1) fees	0.25%

Other expenses	17.05%[b]

Acquired fund fees and expenses	0.60% [b]

Total annual fund operating expenses	17.90% [b]

Fee waiver/expense reimbursement	(16.90)%[c]

Total annual fund operating expenses after fee waiver/expense reimbursement	1.00% [c]

a While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests.

b  Restated to reflect current fees.

c  T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.00%. Termination of the agreement would require approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class’ expense ratio is below 1.00%. However, no reimbursement will be made more than three years after the waiver or if it would result in the expense ratio exceeding 1.00% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

The expense example assumes that the expense limitation is not renewed, and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

1 year	3 years	5 years	10 years
$102	$931	$4,261	$9,480

Effective February 1, 2016, the disclosure on pages 101-102 under the section titled “Special Servicing Agreements” will be deleted in its entirety.

The date of this supplement is November 16, 2015.

E217-042 11/16/15